SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles
Adoption of New Accounting Pronouncements

Description	Effect on the Financial Statement or Other Significant Matters
ASU 2018-12: Financial Services - Insurance (Topic 944)
This ASU provides targeted improvements to existing recognition, measurement, presentation, and disclosure requirements for long-duration contracts issued by an insurance entity. The ASU primarily impacts four key areas, including:
1. Measurement of the liability for future policy benefits for traditional and limited payment contracts. The ASU requires companies to review, and if necessary, update cash flow assumptions at least annually for non-participating traditional and limited-payment insurance contracts. The ASU also prescribes the discount rate to be used in measuring the liability for future policy benefits for traditional and limited payment long-duration contracts.

2. Measurement of Market Risk Benefits (“MRBs”). MRBs, as defined under the ASU, will encompass certain GMxB features associated with variable annuity products and other general account annuities with other than nominal market risk.

3. Amortization of deferred acquisition costs. The ASU simplifies the amortization of deferred acquisition costs and other balances amortized in proportion to premiums, gross profits, or gross margins, requiring such balances to be amortized on a constant level basis over the expected term of the contracts.

4. Expanded footnote disclosures. The ASU requires additional disclosures including information about significant inputs, judgements, assumptions and methods used in measurement.

On January 1, 2023, the Company adopted the new accounting standard ASU 2018-12 using the modified retrospective approach, except for MRBs which will use the full retrospective approach.

Refer to “Transition impact of ASU 2018-12, Financial Services- Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts” section within this note for further details.

The following table presents the effect of transition adjustment to total equity resulting from the adoption of ASU 2018-12 as of January 1, 2021:

	Retained Earnings	Accumulated Other Comprehensive Income	Total
	(in millions)
Liability for future policy benefits (1)	$—	$—	$—
Market risk benefits	2	(1)	1
DAC	—	110	110
Unearned revenue liability and sales inducement assets (1)	—	(37)	(37)
Total transition adjustment before taxes	2	72	74
Income taxes	(1)	(15)	(16)
Total adjustment (net of taxes)	$1	$57	$58
______________
(1)Unearned revenue liability included within liability for future policy benefits financial statement line item in the balance sheet. Sales inducement assets are included in other assets in the balance sheets.

Schedule of Deferred Policy Acquisition Costs
The following table summarizes the balance of and changes in DAC on January 1, 2021 resulting from the adoption of ASU 2018-12:

	Variable Universal Life	Indexed Universal Life	Total
	(in millions)
Balance, December 31, 2020	$230	$247	$477
Adjustment for reversal of balances recorded in Accumulated Other Comprehensive Income	70	40	110
Balance, January 1, 2021	$300	$287	$587
Changes in the DAC asset for the years ended December 31, 2022 and 2021 were as follows:

December 31, 2022	VUL (1)	IUL (2)	GMxB Core	Investment Edge	SCS	Momentum	Total
	(in millions)
Balance beginning of the year	$361	$297	$14	$—	$—	$—	$672
Capitalization	70	16	28	1	13	—	128
Amortization (3)	(21)	(17)	(2)	—	—	—	(40)
Balance, December 31, 2022	$410	$296	$40	$1	$13	$—	$760
______________
(1)    “VUL” defined as Variable Universal Life.
(2)    “IUL” defined as Indexed Universal Life.
(3)     DAC amortization of $1 million related to Other not reflected in table above.

December 31, 2021	VUL (1)	IUL (2)	GMxB Core	Investment Edge	SCS	Momentum	Total
	(in millions)
Balance beginning of the year	$300	$287	$—	$—	$—	$—	$587
Capitalization	79	27	14	—	—	—	120
Amortization (3)	(18)	(17)	—	—	—	—	(35)
Balance, December 31, 2021	$361	$297	$14	$—	$—	$—	$672
______________
(1)    “VUL” defined as Variable Universal Life.
(2)    “IUL” defined as Indexed Universal Life.
(3)     DAC amortization of $1 million related to Other not reflected in table above.

Prior to the Company’s adoption of ASU 2018-12 effective January 1, 2021, changes in the DAC asset for the year ended 2020 were as follows:

Year Ended December 31,
2020
(in millions)
Balance, beginning of year	$471
Capitalization of commissions, sales and issue expenses	95
Amortization:
Impact of assumptions updates and model changes	(8)
All other	(23)
Total amortization	(31)
Change in unrealized investment gains and losses	(58)
Balance, end of year	$477

Changes in the Sales Inducement Assets for the years ended December 31, 2022 and 2021 were as follows:

	December 31, 2022	December 31, 2021
	GMxB Core	GMxB Core
	(in millions)
Balance beginning of the year	$—	$—
Capitalization	1	—
Amortization	—	—
Balance, end of the year	$1	$—

Changes in the Unearned Revenue Liability for the years ended December 31, 2022, and 2021 were as follows:

	December 31, 2022		December 31, 2021
	VUL	IUL	VUL	IUL
	(in millions)
Balance beginning of the year	$118	$94	$85	$24
Capitalization	49	71	40	74
Amortization	(8)	(8)	(7)	(4)
Balance, end of the year	$159	$157	$118	$94

Deferred Income
The following table summarizes the balance of and changes in sales inducement assets and unearned revenue liability on January 1, 2021 resulting from the adoption of ASU 2018-12:

	Variable Universal Life	Indexed Universal Life	Total
	(in millions)
Balance, December 31, 2020	$55	$14	$69
Adjustment for reversal of balances recorded in Accumulated Other Comprehensive Income	28	9	37
Balance, January 1, 2021	$83	$23	$106